Expense Example - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591